CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total Brookfield Business Partners	Capital	Retained earnings (deficit)	Ownership changes	Accumulated other comprehensive income (loss)		Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 4,071	$ 359	$ 737	$ 118	$ (161)	$ (335)	[1]	$ 3,712
Net income (loss)	2,829	519		519				2,310
Other comprehensive income (loss)	(31)	(6)				(6)	[1]	(25)
Total comprehensive income (loss)	2,798	513		519		(6)	[1]	2,285
Contributions	733							733
Distributions and capital paid	(2,947)							(2,947)
Ownership changes and other	105	8			32	(24)	[1]	97
Ending balance at Dec. 31, 2023	4,760	880	737	637	(129)	(365)	[2]	3,880
Net income (loss)	(1,927)	(888)		(888)				(1,039)
Other comprehensive income (loss)	(191)	(57)				(57)	[2]	(134)
Total comprehensive income (loss)	(2,118)	(945)		(888)		(57)	[2]	(1,173)
Contributions	29							29
Distributions and capital paid	(34)							(34)
Ownership changes and other	(2)	6		4	2			(8)
Ending balance at Dec. 31, 2024	2,635	(59)	737	(247)	(127)	(422)	[2]	2,694
Net income (loss)	(1,001)	(875)		(875)				(126)
Other comprehensive income (loss)	(10)	6				6	[2]	(16)
Total comprehensive income (loss)	(1,011)	(869)		(875)		6	[2]	(142)
Contributions	194	108	108					86
Distributions and capital paid	(16)							(16)
Ownership changes and other	296	141			141			155
Ending balance at Dec. 31, 2025	$ 2,098	$ (679)	$ 845	$ (1,122)	$ 14	$ (416)	[2]	$ 2,777

[1]	See Note 19 for additional information.
[2]	See Note 19 for additional information.